The Manufacturers Life Insurance Company of New York
100 Summit Lake Drive, 2nd Floor
Valhalla, NY  10595





May 5, 2000


VIA EDGAR

U.S. Securities and Exchange Commission
450 5th Street N.W.
Washington, D.C. 20549


    Re: The Manufacturers Life Insurance Company of New York Separate Account A File No. 333-61283
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Dear Sirs:

     Pursuant to Rule 497(j), please be advised that the form of prospectus and statement of additional information dated May 1, 2000 for The Manufacturers Life Insurance Company of New York Separate Account A (the "Registrant"), a separate account of The Manufacturers Life Insurance Company of New York, contains no changes from the form of prospectus and statement of additional information for the Registrant contained in post-effective amendment no. 3 under the Securities Act of 1933 to the Registrant's registration statement on Form N-4 filed with the Securities and Exchange Commission on April 27, 2000 via EDGAR.

     If you have any questions, please call the undersigned at (617) 854-8628.

Very truly yours,

/s/ BETSY ANNE SEEL

Betsy Anne Seel
Senior Counsel